Vanguard® Government Securities Active ETF
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (71.8%)
U.S. Government Securities (47.4%)
	United States Treasury Note/Bond	3.500%	4/30/2028	655	647
	United States Treasury Note/Bond	3.875%	6/15/2028	225	224
	United States Treasury Note/Bond	3.500%	10/15/2028	765	754
	United States Treasury Note/Bond	4.625%	4/30/2029	508	514
	United States Treasury Note/Bond	3.125%	8/31/2029	399	387
	United States Treasury Note/Bond	3.625%	8/31/2029	250	246
	United States Treasury Note/Bond	3.875%	9/30/2029	260	258
	United States Treasury Note/Bond	4.125%	10/31/2029	250	250
	United States Treasury Note/Bond	3.500%	1/31/2030	210	205
	United States Treasury Note/Bond	4.250%	1/31/2030	511	512
	United States Treasury Note/Bond	4.000%	3/31/2030	870	865
	United States Treasury Note/Bond	4.000%	5/31/2030	198	197
	United States Treasury Note/Bond	3.875%	6/30/2030	895	884
	United States Treasury Note/Bond	3.875%	7/31/2030	487	481
	United States Treasury Note/Bond	4.000%	7/31/2030	265	263
[1]	United States Treasury Note/Bond	4.125%	8/31/2030	745	743
	United States Treasury Note/Bond	4.375%	11/30/2030	60	60
	United States Treasury Note/Bond	1.250%	8/15/2031	240	207
	United States Treasury Note/Bond	3.750%	8/31/2031	154	151
	United States Treasury Note/Bond	4.125%	2/29/2032	71	70
	United States Treasury Note/Bond	4.000%	4/30/2032	706	697
	United States Treasury Note/Bond	2.875%	5/15/2032	317	295
	United States Treasury Note/Bond	4.125%	5/31/2032	24	24
	United States Treasury Note/Bond	4.000%	6/30/2032	140	138
	United States Treasury Note/Bond	4.000%	7/31/2032	176	173
	United States Treasury Note/Bond	3.750%	10/31/2032	450	437
	United States Treasury Note/Bond	4.125%	11/15/2032	101	101
	United States Treasury Note/Bond	3.750%	11/30/2032	205	199
	United States Treasury Note/Bond	3.875%	8/15/2033	123	120
	United States Treasury Note/Bond	4.500%	11/15/2033	108	109
	United States Treasury Note/Bond	4.000%	2/15/2034	314	307
	United States Treasury Note/Bond	4.375%	5/15/2034	244	244
	United States Treasury Note/Bond	3.875%	8/15/2034	35	34
	United States Treasury Note/Bond	4.250%	5/15/2039	97	94
	United States Treasury Note/Bond	4.375%	11/15/2039	203	197
	United States Treasury Note/Bond	4.625%	2/15/2040	170	169
	United States Treasury Note/Bond	1.125%	5/15/2040	390	247
	United States Treasury Note/Bond	1.125%	8/15/2040	95	59
	United States Treasury Note/Bond	3.875%	8/15/2040	21	19
	United States Treasury Note/Bond	1.375%	11/15/2040	134	87
	United States Treasury Note/Bond	1.875%	2/15/2041	104	72
	United States Treasury Note/Bond	1.750%	8/15/2041	357	239
	United States Treasury Note/Bond	2.000%	11/15/2041	4	3
	United States Treasury Note/Bond	2.375%	2/15/2042	295	215
	United States Treasury Note/Bond	3.250%	5/15/2042	50	41
	United States Treasury Note/Bond	4.000%	11/15/2042	35	32
	United States Treasury Note/Bond	3.875%	2/15/2043	185	164
	United States Treasury Note/Bond	2.875%	5/15/2043	33	26
	United States Treasury Note/Bond	3.875%	5/15/2043	40	35
	United States Treasury Note/Bond	4.375%	8/15/2043	47	44
	United States Treasury Note/Bond	4.500%	2/15/2044	252	240
	United States Treasury Note/Bond	4.125%	8/15/2044	47	43
	United States Treasury Note/Bond	3.000%	11/15/2044	25	19
	United States Treasury Note/Bond	4.625%	11/15/2044	368	355
	United States Treasury Note/Bond	2.500%	2/15/2045	72	50
	United States Treasury Note/Bond	4.750%	2/15/2045	295	289
	United States Treasury Note/Bond	5.000%	5/15/2045	142	144
	United States Treasury Note/Bond	2.875%	8/15/2045	12	9
	United States Treasury Note/Bond	4.875%	8/15/2045	229	227
	United States Treasury Note/Bond	4.625%	11/15/2045	205	197
	United States Treasury Note/Bond	2.750%	8/15/2047	36	25
	United States Treasury Note/Bond	2.750%	11/15/2047	276	194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	2/15/2048	55	41
	United States Treasury Note/Bond	3.125%	5/15/2048	58	43
	United States Treasury Note/Bond	3.000%	8/15/2048	63	46
	United States Treasury Note/Bond	3.375%	11/15/2048	116	91
	United States Treasury Note/Bond	3.000%	2/15/2049	66	48
	United States Treasury Note/Bond	2.875%	5/15/2049	65	46
	United States Treasury Note/Bond	2.250%	8/15/2049	63	39
	United States Treasury Note/Bond	2.375%	11/15/2049	394	251
	United States Treasury Note/Bond	2.000%	2/15/2050	240	140
	United States Treasury Note/Bond	1.375%	8/15/2050	40	20
	United States Treasury Note/Bond	1.625%	11/15/2050	42	22
	United States Treasury Note/Bond	1.875%	2/15/2051	673	374
	United States Treasury Note/Bond	2.375%	5/15/2051	499	312
	United States Treasury Note/Bond	2.000%	8/15/2051	321	183
	United States Treasury Note/Bond	2.250%	2/15/2052	71	43
	United States Treasury Note/Bond	2.875%	5/15/2052	66	46
[2]	United States Treasury Note/Bond	3.000%	8/15/2052	76	54
	United States Treasury Note/Bond	4.000%	11/15/2052	149	127
	United States Treasury Note/Bond	3.625%	2/15/2053	56	45
	United States Treasury Note/Bond	3.625%	5/15/2053	63	50
	United States Treasury Note/Bond	4.125%	8/15/2053	217	189
	United States Treasury Note/Bond	4.250%	2/15/2054	462	412
	United States Treasury Note/Bond	4.625%	5/15/2054	57	54
	United States Treasury Note/Bond	4.250%	8/15/2054	48	42
	United States Treasury Note/Bond	4.500%	11/15/2054	479	446
	United States Treasury Note/Bond	4.625%	2/15/2055	383	364
	United States Treasury Note/Bond	4.750%	5/15/2055	267	259
	United States Treasury Note/Bond	4.750%	8/15/2055	105	102
	United States Treasury Note/Bond	4.750%	2/15/2056	149	145
					18,365
Agency Bonds and Notes (2.0%)
[3]	Federal Farm Credit Banks	1.625%	5/21/2035	200	156
[3]	Federal Farm Credit Banks	1.730%	9/10/2035	400	312
[3,4]	Federal Home Loan Mortgage Corp.	1.670%	7/27/2035	200	156
[3,4]	Federal National Mortgage Assn.	1.630%	9/14/2035	200	154
					778
Conventional Mortgage-Backed Securities (10.1%)
[3,4]	Fannie Mae Pool	1.080%	12/1/2027	18	18
[3,4]	Fannie Mae Pool	1.230%	12/1/2027	10	10
[3,4]	Fannie Mae Pool	1.330%	10/1/2028	30	28
[3,4]	Fannie Mae Pool	1.382%	12/1/2030	18	16
[3,4]	Fannie Mae Pool	1.385%	10/1/2028	20	19
[3,4]	Fannie Mae Pool	1.400%	10/1/2028	30	28
[3,4]	Fannie Mae Pool	1.455%	10/1/2028	10	9
[3,4]	Fannie Mae Pool	1.470%	10/1/2028	20	19
[3,4]	Fannie Mae Pool	1.530%	4/1/2028	30	29
[3,4]	Fannie Mae Pool	1.540%	5/1/2028	10	9
[3,4]	Fannie Mae Pool	1.570%	9/1/2031	10	9
[3,4]	Fannie Mae Pool	1.680%	10/1/2031	38	33
[3,4]	Fannie Mae Pool	1.700%	9/1/2028	9	9
[3,4]	Fannie Mae Pool	1.740%	2/1/2029	10	9
[3,4]	Fannie Mae Pool	1.940%	11/1/2031	50	44
[3,4]	Fannie Mae Pool	1.990%	2/1/2029	66	62
[3,4]	Fannie Mae Pool	2.070%	10/1/2050	177	129
[3,4]	Fannie Mae Pool	2.170%	3/1/2051	244	173
[3,4]	Fannie Mae Pool	2.380%	9/1/2028	43	41
[3,4]	Fannie Mae Pool	2.400%	3/1/2040	8	7
[3,4]	Fannie Mae Pool	2.420%	8/1/2028	17	16
[3,4]	Fannie Mae Pool	2.430%	1/1/2030	10	9
[3,4]	Fannie Mae Pool	2.470%	11/1/2028	112	107
[3,4]	Fannie Mae Pool	2.540%	11/1/2028	199	191
[3,4]	Fannie Mae Pool	2.550%	9/1/2028	17	17
[3,4]	Fannie Mae Pool	2.600%	4/1/2050	9	7
[3,4]	Fannie Mae Pool	2.620%	4/1/2050	9	7
[3,4]	Fannie Mae Pool	2.680%	4/1/2050	9	7
[3,4]	Fannie Mae Pool	2.820%	7/1/2027	28	27
[3,4]	Fannie Mae Pool	2.881%	11/1/2029	263	252
[3,4]	Fannie Mae Pool	2.885%	5/1/2029	40	38
[3,4]	Fannie Mae Pool	2.890%	1/1/2028	16	16

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Fannie Mae Pool	2.910%	12/1/2027	257	252
[3,4]	Fannie Mae Pool	2.930%	10/1/2027	30	30
[3,4]	Fannie Mae Pool	2.965%	1/1/2028	10	10
[3,4]	Fannie Mae Pool	2.980%	1/1/2028	27	26
[3,4]	Fannie Mae Pool	3.020%	3/1/2028	100	98
[3,4]	Fannie Mae Pool	3.030%	12/1/2027	188	184
[3,4]	Fannie Mae Pool	3.040%	7/1/2027	50	49
[3,4]	Fannie Mae Pool	3.060%	8/1/2027	8	8
[3,4]	Fannie Mae Pool	3.120%	10/1/2027	162	160
[3,4]	Fannie Mae Pool	3.150%	11/1/2027	28	28
[3,4]	Fannie Mae Pool	3.170%	2/1/2028	170	167
[3,4]	Fannie Mae Pool	3.180%	1/1/2028–10/1/2029	264	259
[3,4]	Fannie Mae Pool	3.205%	5/1/2029	10	10
[3,4]	Fannie Mae Pool	3.220%	4/1/2028	18	18
[3,4]	Fannie Mae Pool	3.230%	7/1/2027	9	8
[3,4]	Fannie Mae Pool	3.279%	1/1/2028	5	5
[3,4]	Fannie Mae Pool	3.440%	5/1/2028	483	475
[3,4]	Fannie Mae Pool	3.470%	3/1/2029	29	28
[3,4]	Fannie Mae Pool	3.485%	4/1/2028	95	94
[3,4]	Fannie Mae Pool	3.500%	10/1/2029	160	156
[3,4]	Fannie Mae Pool	3.630%	8/1/2028	10	9
[3,4]	Fannie Mae Pool	3.660%	1/1/2029	29	28
[3,4]	Fannie Mae Pool	3.788%	7/1/2028	67	66
[3,4]	Fannie Mae Pool	3.800%	1/1/2029	70	69
[3,4]	Fannie Mae Pool	3.980%	7/1/2045	18	16
[3,4]	Fannie Mae Pool	4.390%	7/1/2028	10	10
[3,4]	Fannie Mae Pool	4.680%	4/1/2031	60	60
[3,4]	Fannie Mae Pool	4.720%	6/1/2031	140	140
[3,4]	Freddie Mac Gold Pool	2.060%	10/1/2026	18	18
[3,4]	Freddie Mac Gold Pool	2.120%	10/1/2026	18	18
					3,894
Nonconventional Mortgage-Backed Securities (12.3%)
[3,4]	Fannie Mae Pool	4.523%	9/1/2055	49	48
[3,4]	Fannie Mae Pool	4.553%	10/1/2055	49	48
[3,4]	Fannie Mae Pool	4.858%	12/1/2055	47	47
[3,4]	Fannie Mae Pool	5.047%	12/1/2055	46	46
[3,4]	Fannie Mae Pool	5.079%	9/1/2055	22	22
[3,4]	Fannie Mae Pool	5.401%	9/1/2055	26	27
[3,4]	Fannie Mae Pool	5.691%	9/1/2055	33	34
[3,4]	Fannie Mae REMICS	1.500%	1/25/2051	108	86
[3,4]	Fannie Mae REMICS	1.750%	5/25/2041	97	87
[3,4]	Fannie Mae REMICS	2.500%	4/25/2043–4/25/2050	328	288
[3,4]	Fannie Mae REMICS	3.000%	6/25/2033–11/25/2049	388	341
[3,4]	Fannie Mae REMICS	3.200%	2/25/2049	108	103
[3,4]	Fannie Mae REMICS	3.500%	5/25/2047	107	103
[3,4]	Fannie Mae REMICS	4.500%	8/25/2032	492	488
[3,4,5]	Fannie Mae REMICS, SOFR30A + 1.000%	4.628%	7/25/2055	285	285
[3,4,5]	Fannie Mae REMICS, SOFR30A + 1.300%	4.928%	4/25/2056	91	91
[3,4,5]	Fannie Mae REMICS, SOFR30A + 1.350%	4.978%	3/25/2055	133	134
[3,4,5]	Fannie Mae REMICS, SOFR30A + 1.400%	5.028%	6/25/2056	197	197
[3,4,5]	Fannie Mae REMICS, SOFR30A + 1.450%	5.078%	6/25/2056	196	197
[3,4,5]	Freddie Mac Non Gold Pool, SOFR30A + 2.060%	4.627%	1/1/2056	47	46
[3,4,5]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.042%	9/1/2055	44	44
[3,4,5]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.163%	10/1/2055	46	47
[3,4,5]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.296%	9/1/2055	39	39
[3,4]	Freddie Mac REMICS	2.000%	7/25/2050	195	171
[3,4]	Freddie Mac REMICS	2.500%	10/25/2047–12/25/2048	389	352
[3,4]	Freddie Mac REMICS	3.000%	6/25/2048–12/25/2049	217	184
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.500%	5/20/2056	399	395
[3]	Ginnie Mae REMICS	1.375%	8/20/2050	53	41
[3]	Ginnie Mae REMICS	2.500%	10/20/2043	137	120
[3]	Ginnie Mae REMICS	3.000%	2/20/2052	52	49
[3]	Ginnie Mae REMICS	4.871%	5/20/2055	300	301
[3,5]	Ginnie Mae REMICS, SOFR30A + 1.350%	4.959%	7/20/2055	316	319
					4,780
Total U.S. Government and Agency Obligations (Cost $28,158)					27,817
Asset-Backed/Commercial Mortgage-Backed Securities (24.5%)
[3,6]	Ellington Financial Mortgage Trust Series 2026-AE3	5.500%	6/25/2061	99	99

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,6]	Ellington Financial Mortgage Trust Series 2026-AE4	5.500%	6/25/2061	100	100
[3,4]	Fannie Mae-Aces Series 2012-M14	2.972%	9/25/2027	105	103
[3,4]	Fannie Mae-Aces Series 2016-M10	3.796%	11/25/2045	48	42
[3,4]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/2027	101	100
[3,4]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/2029	374	359
[3,4]	Fannie Mae-Aces Series 2017-M13	3.032%	9/25/2027	328	323
[3,4]	Fannie Mae-Aces Series 2017-M14	2.869%	11/25/2027	20	20
[3,4]	Fannie Mae-Aces Series 2017-M15	3.064%	9/25/2027	211	208
[3,4]	Fannie Mae-Aces Series 2017-M15	3.218%	11/25/2027	922	910
[3,4]	Fannie Mae-Aces Series 2018-M1	3.081%	12/25/2027	114	112
[3,4]	Fannie Mae-Aces Series 2018-M2	3.026%	1/25/2028	91	89
[3,4]	Fannie Mae-Aces Series 2018-M3	3.177%	2/25/2030	34	33
[3,4]	Fannie Mae-Aces Series 2018-M4	3.169%	3/25/2028	274	269
[3,4]	Fannie Mae-Aces Series 2018-M7	3.130%	3/25/2028	2,042	2,001
[3,4]	Fannie Mae-Aces Series 2018-M8	3.422%	6/25/2028	414	407
[3,4]	Fannie Mae-Aces Series 2018-M10	3.473%	7/25/2028	208	205
[3,4]	Fannie Mae-Aces Series 2018-M12	3.776%	8/25/2030	9	9
[3,4]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/2029	1,013	985
[3,4]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/2029	65	62
[3,4]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/2029	9	8
[3,4]	Fannie Mae-Aces Series 2019-M19	2.560%	9/25/2029	201	190
[3,4]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/2029	47	45
[3,4]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/2029	9	8
[3,4]	Fannie Mae-Aces Series 2020-M26	2.065%	9/25/2029	44	41
[3,4]	Fannie Mae-Aces Series 2026-G1	4.500%	11/25/2032	200	199
[3,6]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	70	61
[3,6]	JP Morgan Mortgage Trust Series 2021-INV6	2.500%	4/25/2052	104	86
[3,5,6]	OBX Trust Series 2026-INV4, SOFR30A + 1.700%	5.328%	5/25/2056	199	199
[3,6]	PMT Loan Trust Series 2025-CNF2	5.500%	1/25/2057	90	90
[3,5,6]	PMT Loan Trust Series 2025-INV12, SOFR30A + 1.300%	4.928%	12/25/2056	279	279
[3,5,6]	PMT Loan Trust Series 2026-CNF1, SOFR30A + 1.200%	4.828%	1/25/2057	237	237
[3,6]	PMT Loan Trust Series 2026-CNF5	5.000%	6/25/2057	100	98
[3,6]	PMT Loan Trust Series 2026-INV1	5.500%	1/25/2057	190	190
[3,5,6]	PMT Loan Trust Series 2026-INV1, SOFR30A + 1.300%	4.928%	1/25/2057	190	189
[3,6]	PMT Loan Trust Series 2026-INV4	6.000%	3/25/2057	194	198
[3,6]	PMT Loan Trust Series 2026-INV5	5.500%	5/25/2057	99	98
[3,5,6]	PMT Loan Trust Series 2026-INV5, SOFR30A + 1.500%	5.128%	5/25/2057	99	99
[3,5,6]	PMT Loan Trust Series 2026-J3, SOFR30A + 1.800%	5.428%	6/25/2057	99	99
[3,6]	RATE Mortgage Trust Series 2026-J2	5.000%	7/25/2056	100	98
[3,6]	Sequoia Mortgage Trust Series 2025-S2	4.000%	11/25/2055	94	87
[3,6]	Sequoia Mortgage Trust Series 2026-7	5.000%	6/25/2056	100	98
[3,6]	Sequoia Mortgage Trust Series 2026-7	5.290%	6/25/2056	100	99
[3,6]	Sequoia Mortgage Trust Series 2026-HYB2	4.629%	7/25/2056	100	98
[3,6]	Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2	2.500%	9/25/2051	185	152
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $9,543)					9,482
Sovereign Bonds (1.7%)
	Canadian Government Bond	4.250%	5/28/2031	85	85
	European Investment Bank	4.375%	8/16/2033	76	76
[7]	KFW	4.125%	7/22/2031	228	227
[3,6]	Republic of Finland	4.500%	6/3/2036	254	253
Total Sovereign Bonds (Cost $641)					641
				Shares
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[8]	Vanguard Market Liquidity Fund (Cost $612)	3.682%		6,118	612
Total Investments (99.6%) (Cost $38,954)					38,552
			Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-2.9%)
[3,4,9]	UMBS Pool	5.000%	7/25/2056	(300)	(295)
[3,4,9]	UMBS Pool	5.500%	7/25/2056	(550)	(552)

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,9]	UMBS Pool	6.000%	7/25/2056	(250)	(255)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $1,098)					(1,102)
Other Assets and Liabilities—Net (3.3%)					1,265
Net Assets (100%)					38,715

Cost is in $000.

1	Securities with a value of $85 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $29 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

6
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $3,007, representing 7.8% of net assets.

7	Guaranteed by the Federal Republic of Germany.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2026.

1YR—1-year.
CMT—Constant Maturing Treasury Rate.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	5	1,031	—
5-Year U.S. Treasury Note	September 2026	31	3,318	8
10-Year U.S. Treasury Note	September 2026	19	2,088	7
				15

Short Futures Contracts
Long U.S. Treasury Bond	September 2026	(2)	(227)	—
Ultra 10-Year U.S. Treasury Note	September 2026	(1)	(112)	—
				—
				15

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date[1]	Notional Amount (000)[2]	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
11/30/2030	10/5/2026	600	0.000 [3]	(3.896)[4]	1	—
11/30/2030	10/5/2026	120	0.000 [3]	(3.895)[4]	—	—
2/15/2036	9/30/2026	345	0.000 [3]	(4.073)[4]	(2)	(1)
11/15/2043	9/30/2026	110	4.270 [4]	(0.000)[3]	1	1
					—	—

1Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2Notional amount denominated in U.S. dollar.
3Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
4Interest payment received/(paid) annually.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
The fund had no open options contracts on futures at June 30, 2026.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
G. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	27,817	—	27,817
Asset-Backed/Commercial Mortgage-Backed Securities	—	9,482	—	9,482
Sovereign Bonds	—	641	—	641
Temporary Cash Investments	612	—	—	612
Total	612	37,940	—	38,552
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(1,102)	—	(1,102)

Derivative Financial Instruments
Assets
Futures Contracts[1]	15	—	—	15
Swap Contracts[1]	—	1	—	1
Total	15	1	—	16
Liabilities
Swap Contracts[1]	—	(1)	—	(1)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.